EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2023
EARNINGS PER SHARE
EARNINGS PER SHARE

19. EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share for the years indicated:

	Years Ended December 31,
	2021	2022	2023

	(In Thousands of U.S. Dollars, except share and per share data)
Numerator:
Net income attributable to Canadian Solar Inc. — basic	$95,248	$239,968	$274,187
Dilutive effect of convertible notes	5,300	5,183	5,290
Net income attributable to Canadian Solar Inc. — diluted	$100,548	$245,151	$279,477
Denominator:
Denominator for basic calculation — weighted average number of common shares — basic	61,614,391	64,324,558	65,375,084
Diluted effects of share number from RSUs and share options	985,554	586,420	546,765
Dilutive effects of share number from convertible notes	6,272,157	6,272,157	6,272,157
Denominator for diluted calculation — weighted average number of common shares — diluted	68,872,102	71,183,135	72,194,006
Basic earnings per share	$1.55	$3.73	$4.19
Diluted earnings per share	$1.46	$3.44	$3.87

The following table sets forth anti-dilutive shares excluded from the computation of diluted earnings per share for the years indicated.

	Years Ended December 31,
	2021	2022	2023
RSUs and share options	3,877	9,295	48,598